Nontrade Receivables and Allowance for Credit Losses (Detail) (Non Trade Receivable, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	$ 80	$ 141
Allowance for credit losses	(20)	(18)	(15)
Net nontrade receivable	60	123
Agents
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	23	18
Allowance for credit losses	(20)	(18)
Net nontrade receivable	3
Reinsurer
Financing Receivable, Allowance for Credit Losses [Line Items]
Nontrade receivables	57	123
Net nontrade receivable	$ 57	$ 123